Share-Based Payments (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Share Based Payment Arrangements [Abstract]
Summary of Movements in RSUs	Movements in RSUs during the year ended 31 December 2023 are as follows:

	2023		2022
	RSUs	Weighted Average Fair Value	RSUs	Weighted Average Fair Value
Outstanding at 1 January	6,979,482	$6.72	—	—
New grants during the year	820,602	$8.79	7,659,044	$6.68
Forfeited during the year	(1,587,929)	$7.11	—	—
Vested during the year	(2,466,374)	$6.67	(679,562)	$6.30
Outstanding at 31 December	3,745,781	$7.04	6,979,482	$6.72

Summary of Share-based payment expense
The Group recognized $18.0 million and $10.3 million of share-based payment expense during the years ended 31 December 2023 and 2022, respectively, as follows:

	2023	2022
Cost of product revenue	3,319	1,522
Research and development expenses	3,991	2,994
General and administrative expenses	10,723	5,801
	18,033	10,317